Filed pursuant to Rule 497(e)

Registration Nos. 333-210186 and 811-23147

CHAPMAN AND CUTLER LLP	111 WEST MONROE STREET
CHICAGO, ILLINOIS 60603

August 14, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(File Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement to the Prospectus for the Registrant filed pursuant to Rule 497(e) on August 10, 2018. The Registration Statement relates to the EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF, each a series of the Registrant.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren